Income Taxes - Summary of Temporary Differences of Unused Tax Losses and Unused Tax Credits of Unrecognized Deferred Tax Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deductible temporary difference	¥ 968,060	¥ 709,204
Carryforwards of tax losses	712,357	518,385
Carryforwards of tax credit	115,809	46,306
Total	¥ 1,796,225	¥ 1,273,894